Johnson Equity Income Fund (Prospectus Summary) | Johnson Equity Income Fund
The Johnson Equity Income Fund
Investment Objective:
Above average dividend income and long term capital growth.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	[1]
Shareholder Fees (USD $)	Johnson Equity Income Fund
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Johnson Equity Income Fund
Management Fees		1.00%
Distribution (12b-1) Fees	[1]	none
Other Expenses (Acquired Fund Fees and Expenses)	[2]	0.01%
Total Annual Fund Operating Expenses		1.01%
[1]	This Fund has adopted a Rule 12b-1 Plan; however the Plan has not been activated and the Fund has no present intention to activate the Plan.
[2]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Johnson Equity Income Fund	104	323	560	1,241

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 53.70%
of the average value of its portfolio.
Principal Investment Strategies of the Fund:
The Fund invests primarily in equity securities of larger-sized U.S. companies
(those with a market capitalization above $15 billion) that its Adviser believes offer opportunities for above-average dividend income and capital growth. The Adviser seeks companies with high quality characteristics such as sustainable competitive positions that have high-quality earnings, financial strength, strong or improving balance sheets, free cash flow, and shareholder-oriented managements. The Adviser also considers current dividend yield and dividend growth, as well as its analysis of the share price of these companies using traditional valuation measures. The Fund may invest a portion of its assets in preferred stocks. The Fund may sell a security if the security reaches the Adviser's valuation target, if the Adviser believes the company's fundamentals have changed, or if the company is not performing as expected.
Under normal circumstances, at least 80% of the Fund's total assets will be invested in income-producing equity securities. For purposes of the 80% test, equity securities include common stock, preferred stocks and exchange traded funds (ETFs) that invest primarily in equity securities.
Principal Risks of Investing in the Fund:
As with any mutual fund investment,the Fund's returns may vary and you could lose money.

Company Risk - The Fund value might decrease in response to the activities and financial prospects of an individual company.

Management Risk - The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.

Market Risk - The Fund value might decrease in response to general market and economic conditions.

Volatility Risk - Common stocks tend to be more volatile than other investment choices.

Risks of Exchange Traded Funds ("ETF") - Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

Preferred Stock Risk - Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.
The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year since the Fund's inception. The table shows how the Fund's average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.
The bar chart shows changes in the Fund's returns from year to year since the Fund's inception.
Average Total Returns for the Equity Income Fund as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 14.27% in the second quarter of 2009, and the lowest return was -19.97% in the fourth quarter of 2008.
Average Annual Total Returns: For the Periods ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Johnson Equity Income Fund	Return Before Taxes	2.59%	1.77%	4.26%	Dec. 30, 2005
Johnson Equity Income Fund After Taxes on Distributions	Return After Taxes on Distributions	2.37%	1.21%	3.65%	Dec. 30, 2005
Johnson Equity Income Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.98%	1.24%	3.32%	Dec. 30, 2005
Johnson Equity Income Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.24%	Dec. 30, 2005

The S&P 500 Index is the established benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

[1]	A processing fee will be deducted from any wire sales proceeds and paid to the Custodian.